Investments Components of Equity Realized Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Equity Securities, FV-NI, Gain (Loss)	$ 544.2	$ (1,242.2)	$ 1,283.4
Equity Securities, FV-NI, Realized Gain (Loss)	241.2	775.9	375.8
Equity Securities, FV-NI, Unrealized Gain (Loss)	$ 303.0	$ (2,018.1)	$ 907.6